COMMITMENTS	12 Months Ended
Dec. 31, 2021
COMMITMENTS
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on July 1, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

On the Closing Date, Gelesis Holdings, the Sponsor, certain former directors of CPSR (the “Director Holders”) and certain former stockholders of Legacy Gelesis (the “Legacy Gelesis Holders” and, collectively with Sponsor and the Director Holders, the “Holders”) entered into an Amended and Restated Registration and Stockholder Rights Agreement (the “Registration Rights Agreement”), pursuant to which, among other things, the Holders agreed not to effect any sale or distribution of any equity securities of Gelesis Holdings held by any of them during the lock-up period described in the Registration Rights Agreement and Gelesis Holdings agreed to register for resale, pursuant to Rule 415 of the Securities Act, certain shares of Common Stock and other equity securities of Gelesis Holdings that are held by the parties thereto from time to time.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee was paid by the Company at the closing of the Business Combination.